EARNINGS PER SHARE - Schedule of Earnings per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Common Shares
Earnings per share [line items]
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	SFr (352.7)	SFr (304.8)	SFr 77.6
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	SFr (352.7)	SFr (304.8)	SFr 77.6
Weighted average number of shares outstanding, basic (in shares)	69,619,207	69,759,702	69,759,702
Weighted average number of shares outstanding, diluted (in shares)	69,619,207	69,759,702	69,759,702
Adjusted weighted average of shares outstanding, basic (in shares)	69,619,207	69,759,702	69,759,702
Adjusted weighted average of shares outstanding, diluted (in shares)	69,619,207	69,759,702	69,759,702
Diluted earnings (loss) per share (in SFr per share)	SFr (5.1)	SFr (4.4)	SFr 1.1
Basic earnings (loss) per share (in SFr per share)	SFr (5.1)	SFr (4.4)	SFr 1.1
Class B Common Shares
Earnings per share [line items]
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	SFr (13.1)	SFr (11.3)	SFr 2.9
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	SFr (13.1)	SFr (11.3)	SFr 2.9
Weighted average number of shares outstanding, basic (in shares)	25,977,316	25,977,316	25,977,316
Weighted average number of shares outstanding, diluted (in shares)	25,977,316	25,977,316	25,977,316
Adjusted weighted average of shares outstanding, basic (in shares)	25,977,316	25,977,316	25,977,316
Adjusted weighted average of shares outstanding, diluted (in shares)	25,977,316	25,977,316	25,977,316
Diluted earnings (loss) per share (in SFr per share)	SFr (0.5)	SFr (0.4)	SFr 0.1
Basic earnings (loss) per share (in SFr per share)	SFr (0.5)	SFr (0.4)	SFr 0.1